Accounts receivable, net (Tables)	12 Months Ended
Jun. 30, 2019
Accounts receivable, net
Schedule of accounts receivable, net

Accounts receivable, net consist of the following:

	June 30, 2019	June 30, 2018

Accounts receivable	$41,827,554	$25,987,083
Allowance for doubtful accounts	(2,304,817)	(1,622,964)
Total accounts receivable, net	$39,522,737	$24,364,119

Schedule of movement of allowance for doubtful accounts

Movements of allowance for doubtful accounts are as follows:

	June 30, 2019	June 30, 2018

Beginning balance	$1,622,964	$703,604
Addition	743,986	918,940
Write off	—	—
Exchange rate effect	(62,133)	420
Ending balance	$2,304,817	$1,622,964